Additional Financial Information - Additional Information (Detail) - USD ($) $ in Thousands			3 Months Ended									6 Months Ended		12 Months Ended
	Sep. 23, 2019	Apr. 05, 2019	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2020	Mar. 31, 2019	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Supplemental Cash Flow Information [Line Items]
Interest payments			$ 21,000			$ 28,000						$ 65,000	$ 70,000	$ 138,000	$ 148,000	$ 138,000
Foreign income and withholding taxes			20,000			11,000						40,000	18,000	63,000	49,000	40,000
Cash dividends declared	$ 206,250	$ 31,250										37,500		206,000
Dividends paid												244,000	31,000	93,750	925,000	84,000
Depreciation expense			$ 14,000	$ 18,000	$ 15,000	$ 14,000	$ 14,000	$ 14,000	$ 15,000	$ 14,000	$ 12,000	38,000	$ 28,000	$ 61,000	55,000	$ 50,000
One-time charge												$ 10,000
Spotify Technology S.A.
Supplemental Cash Flow Information [Line Items]
Sale of common shares, consideration received															504,000
Estimated pre-tax gain, net of estimated royalty expense and other related costs								$ 382,000							382,000
Estimated advance royalty recoveries															12,000
Estimated tax expense associated with net income on sale of shares															$ 77,000